Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 16,900	$ 5,490	$ 3,169
Additions to tangible assets	2,501	13,704	4,481
Disposal of tangible assets	(9,453)	(186)	118
Reclassification			1
Depreciation expense	(3,140)	(1,986)	(1,761)
Translation adjustments	418	(122)	(517)
Ending balance	7,226	16,900	5,490
Gross value at end of period	22,103	27,721	16,769
Accumulated depreciation and impairment at end of period	(14,877)	10,821	11,280
Land and Buildings [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	12,436	2,072	1,416
Additions to tangible assets	718	11,164	1,477
Disposal of tangible assets	(9,243)
Reclassification	14
Depreciation expense	(972)	(741)	(681)
Translation adjustments	206	(59)	(139)
Ending balance	3,159	12,436	2,072
Gross value at end of period	6,936	15,085	4,065
Accumulated depreciation and impairment at end of period	(3,777)	2,649	1,993
Technical Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,858	2,897	1,703
Additions to tangible assets	701	1,076	2,488
Disposal of tangible assets	(103)	(3)	118
Reclassification	47	3	(19)
Depreciation expense	(1,126)	(1,077)	(1,023)
Translation adjustments	127	(38)	(370)
Ending balance	2,505	2,858	2,897
Gross value at end of period	12,114	10,634	11,686
Accumulated depreciation and impairment at end of period	(9,609)	7,775	8,790
Fixtures, Fittings and Other Equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	707	340	50
Additions to tangible assets	203	562	331
Disposal of tangible assets	2	(1)
Reclassification	18	(3)	20
Depreciation expense	(245)	(167)	(58)
Translation adjustments	68	(23)	(3)
Ending balance	753	707	340
Gross value at end of period	1,447	1,104	836
Accumulated depreciation and impairment at end of period	(693)	397	496
Assets Under Construction [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	898	182
Additions to tangible assets	878	902	186
Disposal of tangible assets	(109)	(183)
Reclassification	(79)
Depreciation expense	(798)
Translation adjustments	18	(4)	(4)
Ending balance	809	898	182
Gross value at end of period	1,606	$ 898	$ 182
Accumulated depreciation and impairment at end of period	$ (798)